Intangible Assets, net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Intangible Assets Net
Intangible Assets, net

Note 8. Intangible Assets, net

Intangible assets, net, are comprised of the following (In thousands):

Category	Useful Life	March 31, 2023	December 31, 2022
Trademark	Indefinite life	$1,503	$1,493
Customer list	10-14 years	3,787	3,825
Total		5,290	5,318
Less: accumulated depreciation and amortization		(1,885)	(1,842)
Intangible assets, net		$3,405	$3,476

Amortization expense for the three month periods ended March 31, 2023 and 2022 was $73,000 and $80,000, respectively.

The following table presents estimated amortization expense for each of the succeeding five calendar years and thereafter (In thousands):

Fiscal Year	March 31, 2023
2023 (remainder)	$242
2024	323
2025	323
2026	323
2027	323
2028	323
Thereafter	45
$1,902

Note 8. Intangible Assets, net

Intangible assets, net, are comprised of the following (In thousands):

Category	Useful Life	December 31, 2022	December 31, 2021
Trademark	Indefinite life	$1,493	$1,546
Customer relationships	10-14 years	3,825	4,201
		5,318	5,747
Less: accumulated depreciation and amortization		(1,842)	(1,712)
Intangible assets, net		$3,476	$4,035

No impairment charges related to Indefinite-lived intangible assets were recognized during the years ended December 31, 2022 or 2021.

Amortization expense on the definite lived intangible assets for the years ended December 31, 2022 and 2021 was $0.3 million and $0.4 million, respectively.

The following table presents estimated amortization expense for each of the succeeding five calendar years and thereafter (In thousands):

Fiscal Year	December 31, 2022
2023	323
2024	323
2025	323
2026	323
2027	323
Thereafter	368
$1,983